INVENTORIES - Provision for obsolescence (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Provision for obsolescence
Beginning balance		Rp (585)
Ending balance	$ (70)	(983)	Rp (585)
Inventory recognized as expense		544	1,754	Rp 2,726
Inventories pledged as security for liabilities		557	343
Modules and components		107	112
Modules and components, insured amount		155	155
Allowance for expected credit losses
Provision for obsolescence
Beginning balance		92	67
Provision recognised during the year		1	25
Reversal of inventory write-down		(25)
Ending balance		Rp 68	Rp 92	Rp 67